Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

The following is a summary of property and equipment, net:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Computer, equipment and furniture	86,346	110,209	18,206
Motor vehicles	5,393	5,732	947
Leasehold improvements	43,055	35,555	5,873
Total	134,794	151,496	25,026
Less: accumulated depreciation	(32,247)	(56,370)	(9,312)
Net book value	102,547	95,126	15,714

Depreciation expenses for the years ended December 31, 2011, 2012 and 2013 were RMB11.3 million, RMB19.2 million and RMB28.7 million (US$4.7 million), respectively.